DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the three and six months ended June 30, 2019, and June 30, 2018 by nature:

	Three Months Ended		Six Months Ended
(US$ MILLIONS)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Cost of sales	$8,720	$7,739	$16,036	$14,915
Compensation	1,036	449	1,892	903
Property taxes, sales taxes and other	20	12	41	31
Total	$9,776	$8,200	$17,969	$15,849